Commitments	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Commitments	Note 19. Commitments The Company has no material Commitments at March 31, 2025 (nil- June 30, 2024).	Note 26. Commitments The Company has no material Commitments at 30 June 2024 (nil- 30 June 2023).